Document And Entity Information	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 12, 2022
Entity Registrant Name	EARGO, INC.
Entity Central Index Key	0001719395
Entity Emerging Growth Company	false
Securities Act File Number	001-39616
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3879804
Entity Address, Address Line One	2665 North First Street, Suite 300
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	650
Local Phone Number	351-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EAR
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this "Amendment") is being filed as an amendment to the current report on Form 8-K filed by Eargo, Inc. (the "Company") with the Securities and Exchange Commission on October 13, 2022 (the "Original Form 8-K"). Under Item 5.07, the Original Form 8-K reported the final voting results of the Company's Annual Meeting of Stockholders held on October 12, 2022 (the "2022 Annual Meeting"). The sole purpose of this Amendment is to amend Item 5.07 of the Original Form 8-K to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company's decision regarding the frequency of stockholder advisory votes to approve the compensation of the Company's named executive officers ("NEOs"). No other changes have been made to the other items in the Original Form 8-K.